Earnings Per Share (Tables)	12 Months Ended
Dec. 31, 2015
Earnings Per Share
Earnings per share

The amounts used in computing earnings (loss) per common share and the effects of potentially dilutive securities on the weighted average number of common shares were as follows:

Year Ended December 31,	2015	2014	2013
(Dollars and shares in thousands, except earnings per share)
Basic earnings (loss) per share attributable to TDS shareholders:
Net income (loss) available to common shareholders of TDS used in basic
earnings (loss) per share	$218,988	$(136,404)	$141,878
Adjustments to compute diluted earnings:
Noncontrolling interest adjustment	(1,525)	–	(1,058)
Preferred dividend adjustment	49	–	49
Net income (loss) available to common shareholders of TDS used in	$217,512	$(136,404)	$140,869
diluted earnings (loss) per share

Weighted average number of shares used in basic earnings (loss) per share
Common Shares	101,453	101,304	101,339
Series A Common Shares	7,192	7,181	7,151
Total	108,645	108,485	108,490

Effects of dilutive securities:
Stock options[1]	773	–	209
Restricted stock units[1]	436	–	375
Preferred shares[1]	56	–	58
Weighted average number of shares used in diluted earnings (loss) per share	109,910	108,485	109,132

Basic earnings (loss) per share attributable to TDS shareholders	$2.02	$(1.26)	$1.31

Diluted earnings (loss) per share attributable to TDS shareholders	$1.98	$(1.26)	$1.29

[1]	There were no effects of dilutive securities in 2014 due to the net loss for the year.

Summary of antidilutive shares

Certain Common Shares issuable upon the exercise of stock options, vesting of restricted stock units or conversion of convertible preferred shares were not included in average diluted shares outstanding for the calculation of Diluted earnings (loss) per share attributable to TDS shareholders because their effects were antidilutive. The number of such Common Shares excluded is shown in the table below.

Year Ended December 31,	2015	2014	2013
(Shares in thousands)
Stock options	4,499	8,984	7,120
Restricted stock units	190	839	171
Preferred shares	–	56	–